Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Finance lease assets	$ 0	$ 3,761
Total property and equipment	34,349	50,171
Less: Accumulated depreciation	(17,896)	(19,741)
Property and equipment, net	16,454	30,430
Computer and Hardware
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	16,276	18,614
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,796	3,105
Land and buildings
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,030	3,030
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 12,248	$ 21,661